CASH AND CASH EQUIVALENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Opening balance	$ 5,530,822	$ 5,714,305
Cash Flow Borrowings Obtained	2,126,607	318,357	$ 167,962
Cash Flow Borrowings Paid	(1,118,156)	(397,977)	(596,490)
Cash Flow Commissions paid	(6,249)	(1,656)
Cash Flow Interest paid	(308,203)	(249,328)
Accrued Interest	318,131	253,918
Inflation adjustment	12,496	90,334
Business combination	395
Changes in fair value	32,472	(209,936)
Non-cash Movements	15,778	12,805
Closing balance	6,604,093	5,530,822	5,714,305
Borrowings from banks [member]
Statement [Line Items]
Opening balance	940,677	991,956
Cash Flow Borrowings Obtained	1,594,613	318,357
Cash Flow Borrowings Paid	(1,070,319)	(347,459)
Cash Flow Commissions paid	(473)	(1,656)
Cash Flow Interest paid	(71,995)	(18,450)
Accrued Interest	78,703	22,679
Inflation adjustment	15,395	(29,757)
Business combination	395
Non-cash Movements	12,055	5,007
Closing balance	1,499,051	940,677	991,956
Hedging liabilities [member]
Statement [Line Items]
Opening balance	76,686	296,316
Cash Flow Borrowings Paid	(1,633)	(9,578)
Cash Flow Interest paid	(33,711)	(37,141)
Accrued Interest	34,190	37,039
Changes in fair value	32,472	(209,936)
Non-cash Movements	0	(14)
Closing balance	108,004	76,686	296,316
Bonds and promissory notes [member]
Statement [Line Items]
Opening balance	4,513,459	4,426,033
Cash Flow Borrowings Obtained	531,994
Cash Flow Borrowings Paid	(46,204)	(40,940)
Cash Flow Commissions paid	(5,776)
Cash Flow Interest paid	(202,497)	(193,737)
Accrued Interest	205,238	194,200
Inflation adjustment	(2,899)	120,091
Non-cash Movements	3,723	7,812
Closing balance	4,997,038	4,513,459	4,426,033
Lease liabilities (IFRS 16) [member]
Statement [Line Items]
Opening balance	264,224	163,304
Cash Flow Borrowings Paid	(73,806)	(65,000)
Cash Flow Interest paid	(20,114)	(9,724)
Accrued Interest	20,445	9,753
Inflation adjustment	(724)	839
Business combination	134
Decrease through transfer to liabilities included in disposal groups classified as held for sale	(18,795)
Increase (decrease) due to new leases liabilities	376,259	167,370
Non-cash Movements	11,759	(2,318)
Closing balance	$ 559,382	$ 264,224	$ 163,304